SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
SEGMENTED INFORMATION
21.	SEGMENTED INFORMATION

The Company operates as one business segment. The Company develops, assembles and installs VISIUS Surgical Theatres that are used for a variety of medical applications, as well as providing ancillary products and services and extended maintenance services.

Revenue attributable to geographic locations, based on the location of the customer, is as follows:

	December 31,	December 31,	December 31,
	2014	2013	2012

Canada	$1,895	$3,934	$3,803
United States	23,803	24,782	32,569
Europe and Middle East	702	10,603	2,085
Asia Pacific	2,491	6,723	13,935
	$28,891	$46,042	$52,392

During 2014, revenues from two customers accounted for $11,743 or 41% of total revenue for the year. During 2013, revenues from three customers accounted for $20,453 or 44% of total revenue for the year. During 2012, four customers accounted for 44% or $23,054 of total revenues. The revenues from each of these customers individually accounted for more than 10% of the total revenue for the years ended December 31, 2014, 2013 and 2012.